CERTIFICATION


     Pursuant to Rule 497(j) of the Securities Act of 1933, AB Funds Trust (1933 Act File No. 333-53432; 1940 Act File No. 811-10263)
("Registrant") hereby certifies (a) that the form of the prospectuses and statement of additional information used with respect to the Institutional Class of the Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Flexible Income Fund I, Growth & Income Fund I, Capital Opportunities Fund I, Global Equity Fund I, Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity
Fund, each a series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 5 ("Amendment No. 5") to the Registrant's Registration Statement and (b) that Amendment No. 5 was filed electronically.


Dated:  July 7, 2003               By:  /s/ Lisa M. King
                                            Lisa M. King
                                            Assistant Secretary